Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Components Of Income Tax Expense [Line Items]
Income before income taxes	$ (14,879,000)	$ 10,034,000	$ (9,661,000)	$ 17,643,000	$ 21,852,000	$ 25,772,000	$ 16,922,000
Operating loss carry forwards expiration year					2032
Uncertain tax positions within the next 12 months					$ 0	$ 0
Federal corporate tax rate			21.00%		21.00%	35.00%	35.00%
Provisional tax benefit associated with the Tax Act					$ (5,400,000)
Interest and penalties recognized	0	$ 0	$ 0	$ 0
Unrecognized tax benefits	$ 0		$ 0		0
Federal Income Tax
Components Of Income Tax Expense [Line Items]
Operating loss carry forwards					96,400,000
California Franchise Tax Board
Components Of Income Tax Expense [Line Items]
Operating loss carry forwards					$ 27,000,000
US federal | Earliest Tax Year
Components Of Income Tax Expense [Line Items]
Open Tax Year					2015
US federal | Latest Tax Year
Components Of Income Tax Expense [Line Items]
Open Tax Year					2018
State jurisdictions | Earliest Tax Year
Components Of Income Tax Expense [Line Items]
Open Tax Year					2014
State jurisdictions | Latest Tax Year
Components Of Income Tax Expense [Line Items]
Open Tax Year					2018